SEGMENT INFORMATION - Geographic Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 448,750	$ 430,604	$ 143,537
Total assets	4,632,144	4,806,595
Vessels - FLNG | Operating Segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	218,096	127,625	0
Total assets	1,793,628	1,555,389
Vessels - FLNG | CAMEROON | Operating Segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	1,333,779	1,535,389	1,515,463
Liquefaction Services
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	218,096	127,625	0
Liquefaction Services | Vessels - FLNG | CAMEROON | Operating Segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 218,096	$ 127,625	$ 0